CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Current assets
Cash and cash equivalents	¥ 2,020,191	$ 284,538	¥ 1,515,799
Restricted cash			696
Short-term investments	1,023	144	156,182
Accounts receivable (net of allowance for credit losses of RMB102,161 and RMB132,881 (US$18,716) as of December 31, 2022 and 2023, respectively)	401,064	56,489	283,774
Prepayments and other current assets, net	973,127	137,062	968,145
Total current assets	3,466,910	488,304	3,123,695
Non-current assets
Property and equipment, net	53,884	7,589	58,727
Operating lease right-of-use assets	30,451	4,289	39,579
Intangible assets, net	218,559	30,783	8,430
Goodwill	576,989	81,267
Long-term investments	937,460	132,038	1,792,331
Deferred tax assets	188,503	26,550	19,337
Other non-current assets	160,428	22,597	93,480
Total non-current assets	2,166,274	305,113	2,015,724
Total assets	5,633,184	793,417	5,139,419
Current liabilities (including current liabilities of the VIEs and VIEs' subsidiaries without recourse to the Company amounting to RMB226,846 and RMB247,735 (US$34,893) as of December 31, 2022 and 2023, respectively) (Note 1)
Bank Loans	5,000	704
Accounts payable	170,185	23,970	132,994
Accrued expenses and other current liabilities	2,437,210	343,273	1,586,769
Income tax payable	31,603	4,451	35,135
Total current liabilities	2,728,145	384,250	1,778,527
Non-current liabilities (including non-current liabilities of the VIEs and VIEs' subsidiaries without recourse to the Company amounting to RMB2,339 and RMB 2,837(US$400) as of December 31, 2022 and 2023, respectively) (Note 1)
Deferred tax liabilities	54,540	7,682	55,770
Other non-current liabilities	189,943	26,753	200,336
Total non-current liabilities	244,483	34,435	256,106
Total liabilities	2,972,628	418,685	2,034,633
Commitments and contingencies
Mezzanine equity:
Redeemable noncontrolling interests	105,978	14,927
Shareholders' equity
Additional paid-in capital	2,711,875	381,960	2,688,571
Accumulated losses	(613,102)	(86,354)	(9,424)
Accumulated other comprehensive income	356,854	50,262	353,948
Total shareholders' equity	2,455,871	345,902	3,033,331
Noncontrolling interests	98,707	13,903	71,455
Total shareholders' equity	2,554,578	359,805	3,104,786
Total liabilities, mezzanine equity and shareholder's equity	5,633,184	793,417	5,139,419
Related Party [Member]
Current assets
Due from related parties, net	71,505	10,071	199,099
Non-current assets
Due from related parties, net			3,840
Current liabilities (including current liabilities of the VIEs and VIEs' subsidiaries without recourse to the Company amounting to RMB226,846 and RMB247,735 (US$34,893) as of December 31, 2022 and 2023, respectively) (Note 1)
Due to related parties	84,147	11,852	23,629
Common Class A [Member]
Shareholders' equity
Ordinary shares	81	11	80
Common Class B [Member]
Shareholders' equity
Ordinary shares	¥ 163	$ 23	¥ 156